Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue-at beginning of the period	¥ 694,745	¥ 407,168	¥ 62,638
Additions	45,614,278	27,377,563	9,687,382
Recognition	(45,158,191)	(27,089,986)	(9,342,852)
Deferred revenue-at end of the period	1,150,832	694,745	407,168
Deferred revenue, current	569,234	305,092	271,510	$ 82,531
Deferred revenue, noncurrent	¥ 581,598	¥ 389,653	¥ 135,658	$ 84,324